[Lincoln Letterhead]

May 4, 2004

                                                           VIA EDGAR TRANSMISION

Securities and Exchange Commission
450 Fifth Street
Washington, D.C. 20549

RE: Lincoln New York Account N for Variable Annuities
    Registration No. 333-91182

Commissioners:

The above listed Registrant is a certification filing pursuant to paragraph (j) of Rule 497 under the Securities Act of 1933. We hereby certify that the final form of the Prospectus and Statement of Additional Information for the above referenced account, otherwise required to be filed under paragraph (c) of Rule 497, does not differ from the most recent post-effective amendment to the registration statement filed electronically on Form N-4 with the Commission on April 21, 2004.

If there are any questions regarding this filing, please contact me at (260) 455-0544.

Sincerely,

/s/ Marta J. Zoller

Marta J. Zoller
Securities Fund Specialist
Lincoln Life & Annuity Company of New York